Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consisted of the following as at December 31 (in thousands):

	2013	2012
Fair value of swaps	$2,472	$2,908
Receivable from ZIM	25,765	33,899
Other assets	883	1,176

Total	$29,120	$37,983